INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

12. Income Taxes

The Canada and foreign components of income (loss) before income taxes were as follows for the years ended (in thousands):

	December 31, 2024	December 31, 2023
Domestic (CAN)	$(7,933)	$(13,003)
Foreign (US and IL)	(18,520)	(14,213)
Income (loss) before taxes	$(26,453)	$(27,216)

Current income tax expense, deferred income tax expense, and total income tax expense were all $— for both the years ended December 31, 2024, and 2023.

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows for the years ended:

	December 31, 2024	December 31, 2023
Federal statutory rate	27.00%	27.00%
Statutory rate differential	(1.87)%	(0.93)%
Excess benefits on equity compensation	11.68%	3.91%
Change in valuation allowance	(31.80)%	(24.36)%
Nondeductible expenses	(4.84)%	(5.37)%
Other	(0.17)%	(0.25)%
Effective income tax rate	—%	—%

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

The principal components of the Company’s deferred tax assets and liabilities at December 31, 2024 and 2023 are as follows (in thousands):

	December 31, 2024	December 31, 2023
Deferred tax assets:
Capitalized Section 174 Costs	4,423	2,461
Accrued Professional Fees	215	—
Stock based compensation	4,997	4,853
Partnership income	158	128
Loss on contingency	215	14
Net Operating Loss Carryforward	13,626	9,291
Other	2	11
Total deferred tax assets	23,636	16,758
Valuation allowance	(22,783)	(15,771)
Net deferred tax assets	853	987

	December 31, 2024	December 31, 2023
Deferred tax liabilities:
Intellectual property	$(535)	$(760)
Property, plant and equipment	(96)	(125)
Software and website development	(138)	(79)
Goodwill	(84)	(23)
Total deferred tax liabilities	(853)	(987)
Net deferred tax assets (liabilities)	—	—

The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more likely than not that some or all of the deferred tax assets will be realized.

In evaluating the need for a valuation allowance, the Company noted that it has generated cumulative losses in recent years. In 2024, the valuation allowance increased by $7.0 million, which differed from the rate reconciliation due to rate differential. The Company will continue to assess the likelihood that the deferred tax assets will be realizable at each reporting period and the valuation allowance will be adjusted accordingly.

Net operating loss carryforwards (in thousands):

	December 31, 2024	December 31, 2023
NOL carryforward for Canadian income tax	9,909	6,942
NOL carryforward for Israeli income tax	8,038	8,666
NOL carryforward for U.S. federal income tax	37,097	21,975
NOL carryforward for U.S. state income tax	44,144	23,082

As of December 31, 2024 and December 31, 2023, the Company had net operating loss carryforward amounts of $10 million and $7 million for Canadian income tax purposes, $37 million and $22 million for U.S. federal income tax purposes, $8 million and $9 million for Israeli income tax purposes, and $44 million and $23 million for U.S. state income tax purposes, respectively. Immaterial amounts of both federal and state NOLs will begin to expire in 2034.

The Company is subject to ongoing examination by tax authorities in the jurisdictions in which it operates. The Company regularly assesses the status of these examinations and the potential for adverse outcomes to determine the adequacy of the provision for income taxes, as well as the provisions for indirect and other taxes and related penalties and interest. The Company was not subject to examination in any jurisdiction at December 31, 2024.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023